Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of any person having specific percentage for voting stock	1
Change-in-control defined as acquisition, percentage of voting stock	20.00%
Minimum percentage of voting stock acquired on fully diluted basis	20.00%
Weighted-average fair value of the stock options granted			$ 4.93
Intrinsic value of options exercised	$ 500,000	$ 200,000	$ 2,200,000
Cash received from the exercise of stock options	1,100,000	1,000,000	5,800,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted shares during the period			197,000
Stock options vesting period in years	3 years
Cumulative fair value of restricted shares	2,800,000	11,000,000	32,000,000
Unamortized compensation related to restricted awards outstanding	53,500,000
Cost of unvested awards expected to be recognized over a weighted average life, years	1 year 8 months 12 days
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative fair value of restricted shares	35,700,000
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative fair value of restricted shares		27,800,000	13,400,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation related to restricted awards outstanding	$ 10,000.0
Cost of unvested awards expected to be recognized over a weighted average life, years	1 month 6 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period in years	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period in years	4 years
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock appreciation rights grants
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant	10,580,044
Amended 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant	64,580,044
Maximum number of shares available for grants to each non-employee member	200,000